INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

	As of December 31,
	2022	2021
Intangible assets	265,675	299,473
Impairment allowance	(10,868)	(18,749)
	254,807	280,724

Details on the nature and movements of intangible assets as of December 31, 2022 are as follows:

	Gross value as of					Gross value as of
	December 31,	Incorporation		Currency translation		December 31,
	2021	by acquisition	CAPEX	adjustments	Decreases (1)	2022
3G/4G licenses	136,912	—	1,074	—	(14,784)	123,202
PCS and SRCE licenses (Argentina)	64,891	—	—	—	—	64,891
Núcleo´s licenses	15,676	—	274	(421)	—	15,529
Customer relationship	86,395	396	—	(124)	—	86,667
Brands	81,770	42	—	—	—	81,812
Incremental Cost from the acquisitions of contracts	9,872	—	3,323	(56)	(4,789)	8,350
Content activation	263	—	480	—	—	743
Other	12,374	—	1,047	(59)	—	13,362
Total	408,153	438	6,198	(660)	(19,573)	394,556

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2021	Amortization	adjustments	Decreases (1)	2022	2022
3G/4G licenses	(35,885)	(8,519)	—	3,649	(40,755)	82,447
PCS and SRCE licenses (Argentina)	—	—	—	—	—	64,891
Núcleo´s licenses	(2,620)	(656)	6	—	(3,270)	12,259
Customer relationship	(55,031)	(13,798)	3	—	(68,826)	17,841
Brands	(660)	—	—	—	(660)	81,152
Incremental Cost from the acquisitions of contracts	(5,633)	(4,200)	1	4,789	(5,043)	3,307
Content activation	(140)	(222)	—	—	(362)	381
Other	(8,711)	(1,254)	—	—	(9,965)	3,397
Total	(108,680)	(28,649)	10	8,438	(128,881)	265,675

(1) Includes $(10,556) corresponding to the return of spectrum mentioned in Note 2.e.i).

Details on the nature and movements of intangible assets as of December 31, 2021 are as follows:

	Gross value as of		Currency		Gross value as
	December 31,		translation		of December 31,
	2020	CAPEX	adjustments	Decreases	2021
3G/4G licenses	136,912	—	—	—	136,912
PCS and SRCE licenses (Argentina)	64,891	—	—	—	64,891
Núcleo´s licenses	15,687	569	(580)	—	15,676
Customer relationship	86,607	—	(136)	(76)	86,395
Brands	81,770	—	—	—	81,770
Incremental Cost from the acquisitions of contracts	15,385	4,562	(76)	(9,999)	9,872
Content activation	—	263	—	—	263
Other	11,389	999	(14)	—	12,374
Total	412,641	6,393	(806)	(10,075)	408,153

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2020	Amortization	adjustments	Decreases	2021	2021
3G/4G licenses	(26,527)	(9,358)	—	—	(35,885)	101,027
PCS and SRCE licenses (Argentina)	—	—	—	—	—	64,891
Núcleo´s licenses	(1,615)	(1,013)	8	—	(2,620)	13,056
Customer relationship	(41,637)	(13,470)	—	76	(55,031)	31,364
Brands	(635)	(25)	—	—	(660)	81,110
Incremental Cost from the acquisitions of contracts	(10,452)	(5,180)	—	9,999	(5,633)	4,239
Content activation	—	(140)	—	—	(140)	123
Other	(7,577)	(1,120)	(14)	—	(8,711)	3,663
Total	(88,443)	(30,306)	(6)	10,075	(108,680)	299,473

Movements in the impairment of Intangible assets are as follows:

	Years ended December 31,
	2022	2021
At the beginning of the year	(18,749)	(18,339)
Increases (*)	(2,675)	(410)
Uses (*)	10,556	—
At the end of the year	(10,868)	(18,749)

(*) In 2022 corresponds to the return of spectrum mentioned in Note 2.e.i)